Fees Summary	Oct. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,531,000
Previously Paid Amount	0.00
Total Fee Amount	2,837.10
Total Offset Amount	0.00
Net Fee	2,837.10
Narrative - Max Aggregate Offering Price	$ 18,531,000
Final Prospectus	true